Share-based compensation (Details 2)	1 Months Ended		9 Months Ended
	May 31, 2015 CNY (¥) shares	May 31, 2015 $ / shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)
Share-based compensation
Share-based compensation expenses			¥ 2,663,590,000	¥ 2,622,942,000
Share Incentive Plan
Share-based compensation
Number of ordinary shares available for future grants | shares			144,520,143
Share Incentive Plan | Employee and non-employee | Multiple tranches with tiered vesting commencement dates from 2016 to 2025
Share-based compensation
Vesting schedule			6 years
Share Incentive Plan | Employee and non-employee | RSUs and options | Two years
Share-based compensation
Vesting schedule			2 years
Vesting percentage (as a percent)			50.00%
Share Incentive Plan | Employee and non-employee | RSUs and options | Three years
Share-based compensation
Vesting schedule			3 years
Vesting percentage (as a percent)			33.00%
Share Incentive Plan | Employee and non-employee | RSUs and options | Four years
Share-based compensation
Vesting schedule			4 years
Vesting percentage (as a percent)			25.00%
Share Incentive Plan | Employee and non-employee | RSUs and options | Five years
Share-based compensation
Vesting schedule			5 years
Vesting percentage (as a percent)			20.00%
Share Incentive Plan | Employee and non-employee | RSUs and options | Six years
Share-based compensation
Vesting schedule			6 years
Vesting percentage (as a percent)			17.00%
Share Incentive Plan | Employee and non-employee | RSUs and options | Ten years
Share-based compensation
Vesting schedule			10 years
Vesting percentage (as a percent)			10.00%
Share Incentive Plan | Founder | Options
Share-based compensation
Vesting schedule	10 years
Term of compensation plan	10 years
Cash salary to be received per year	¥ 1.000
Cash bonus to be received	¥ 0
Share Incentive Plan | Founder | Options | Each anniversary
Share-based compensation
Vesting percentage (as a percent)	10.00%
Share Incentive Plan | Founder | Options | Class A ordinary shares
Share-based compensation
Granted (in shares) | shares	26,000,000
Exercise price | $ / shares		$ 16.70
Share Incentive Plan | Founder | Options | ADS
Share-based compensation
Exercise price | $ / shares		$ 33.40
JD Logistics Plan | Employee and non-employee | Options
Share-based compensation
Share-based compensation expenses			¥ 418,066,000	¥ 262,169,000